Loan liabilities	12 Months Ended
Dec. 31, 2022
Loan liabilities
Loan liabilities

(17) Loan liabilities

Throughout the years 2022 and 2021, Evotec met all covenants under the various loan agreements shown below. All loans are unsecured.

				31 December		31 December
				2022	2022	2021	2021
		Nominal interest	Maturity	Fair	Carrying	Fair	Carrying
Country of lender	Currency	rate	until	Value	amount	Value	amount
				k€	k€	k€	k€
Germany	EUR	fixed interest rate of 0.9% to 3.8%	2024-2029	198,281	214,671	254,911	249,530
Germany	EUR	1.60%	2024-2027	71,846	75,000	78,596	75,000
Germany	EUR	1.20%	2029	6,358	6,722	8,014	7,797
Germany	EUR	1.40%	2031	19,099	20,367	21,332	20,367
Italy	EUR	fixed interest rate of 1.3% to 3.05%	2026-2027	1,218	1,257	—	—
France	EUR	0.55%	2025	10,038	10,742	8,559	8,650
				306,840	328,759	371,412	361,344

Current loan liabilities as of 31 December 2022 consist of interest liabilities of k€ 1,092 (31 December 2021: k€ 1,136).

As of 31 December 2022, Evotec maintained unutilized lines of credit totaling k€ 245,509 (31 December 2021: k€ 99,601). On 29 December 2022, Evotec signed a facility agreement of k€ 150,000 with the European Investment Bank (EIB). As of 31 December 2022, Evotec has not drawn any amount from this facility agreement.